Risks and concentration (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Concentration of credit risk | Accounts receivable | Customer A
Risks and concentration
Concentration risk, percentage	44.00%
Concentration of credit risk | Accounts receivable | Customer B
Risks and concentration
Concentration risk, percentage	23.00%
Concentration of credit risk | Accounts receivable | Customer C
Risks and concentration
Concentration risk, percentage	20.00%
Concentration of credit risk | Accounts receivable | Customer D
Risks and concentration
Concentration risk, percentage	13.00%
Concentration of credit risk | Accounts receivable | Customer G
Risks and concentration
Concentration risk, percentage		100.00%
Customer concentration risk | Total revenue | Customer A
Risks and concentration
Concentration risk, percentage	20.00%
Customer concentration risk | Total revenue | Customer E
Risks and concentration
Concentration risk, percentage	13.00%	11.00%	14.00%
Customer concentration risk | Total revenue | Customer F
Risks and concentration
Concentration risk, percentage		11.00%